DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Unrecognised Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Deferred Tax Assets And Liabilities [Abstract]
Capital losses	$ 8,293	$ 8,293
Net operating losses	180,810	136,202
US alternative minimum tax credits	1,791	1,790
Other temporary timing differences	19,246	57,986
US state credit carryforwards	0	4,015
Unrecognised deferred tax assets	$ 210,140	$ 208,286